Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Note 3. Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts business. The Plan's statements of net assets available for benefits contains Plan investments that are recorded at fair value on a recurring basis. The three-level valuation hierarchy for disclosure of fair value is as follows:

Level 1 uses quoted market prices in active markets for identical assets or liabilities.

Level 2 uses observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3 uses unobservable inputs that are not corroborated by market data.
When available, quoted market prices are used to determine the fair value of investments held in the Plan, and such items are classified within Level 1 of the fair value hierarchy. A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below. The level to which an asset or liability is classified is based upon the lowest level of input that is significant to the fair value measurements. There have been no changes in valuation methodologies as of December 31, 2025, compared to December 31, 2024. The Company's policy is to recognize transfers between levels at the end of each reporting period, if applicable. There were no transfers between Level 1, 2 or 3 assets or liabilities during the year ended December 31, 2025.

Mutual funds: Mutual funds are reported at the daily closing price as reported by each fund and are classified within Level 1 of the valuation hierarchy.

West Bancorporation, Inc. common stock: The common stock fund contains the Plan's investment in West Bancorporation, Inc. common stock, which is recorded at a readily determinable fair value, based on the closing price per the Nasdaq Global Select Market, and is classified within Level 1 of the valuation hierarchy.

Pooled separate accounts: Pooled separate accounts (other than the Principal U.S. Property Separate Account) invest primarily in domestic stocks, single mutual funds or fixed securities including asset backed and mortgage backed securities, and corporate and government bonds. The Principal U.S. Property Separate Account invests primarily in commercial real estate and includes mortgage loans that are backed by the associated properties. The net asset value is used as a practical expedient to determine fair value for all pooled separate accounts. Each pooled separate account provides for redemptions by the Plan at reported net asset values per share, with little to no advance notice requirement. Investments measured at net asset value per share used as a practical expedient are not required to be classified in the fair value hierarchy.

Collective investment trust: The Principal Stable Value Fund (the Fund) offers a diversified group of investments with competitive levels of yield consistent with a stable fixed-income methodology and a prudent assumption of investment risk. The Fund provides stability of returns, liquidity to pay plan benefits, and a high credit quality by investing in conventional, synthetic and separate account investment contracts (collective contracts) issued by life insurance companies, banks and other financial institutions. The Fund is valued using the net asset value as a practical expedient, which is based on the value of underlying investments. Investments measured at net asset value per share used as a practical expedient are not required to be classified in the fair value hierarchy.
The following tables present the investments measured at fair value on a recurring basis by level as of December 31, 2025 and 2024.

	2025
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$31,866,445	$31,866,445	$—	$—
Common stock	7,770,052	7,770,052	—	—
Total assets in fair value hierarchy	39,636,497	$39,636,497	$—	$—
Investments measured at net asset value*
Pooled separate accounts	22,184,125
Collective investment trust	871,219
Total investments, at fair value	$62,691,841

	2024
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$24,376,816	$24,376,816	$—	$—
Common stock	7,069,214	7,069,214	—	—
Total assets in fair value hierarchy	31,446,030	$31,446,030	$—	$—
Investments measured at net asset value*
Pooled separate accounts	17,676,902
Collective investment trust	859,399
Total investments, at fair value	$49,982,331

* In accordance with ASC 820-10, certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.
The following tables set forth additional disclosures of the Plan's investments whose fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024.

	2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Pooled separate accounts (a):
Fixed income	$959,362	—	Daily	Daily
Large U.S. equity	13,798,550	—	Daily	Daily
Small/mid-size U.S. equity	7,182,700	—	Daily	Daily
Real estate	243,513	—	Daily	Daily
Total pooled separate accounts	$22,184,125
Collective investment trust (b)	$871,219	—	Daily	Daily

	2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Pooled separate accounts (a):
Fixed income	$917,268	—	Daily	Daily
Large U.S. equity	9,695,320	—	Daily	Daily
Small/mid-size U.S. equity	6,684,748	—	Daily	Daily
Real estate	379,566	—	Daily	Daily
Total pooled separate accounts	$17,676,902
Collective investment trust (b)	$859,399	—	Daily	Daily

(a)Investments in select funds in this category can be transferred once every 30 days at the current net asset value per share based on the fair value of the underlying assets. Participants are not allowed to transfer back into this category until the 30-day period has expired. New contributions are allowed during this time period.
	(b)This category consists of a stable value fund which seeks current income by investing primarily in insurance contracts issued by life insurance companies, banks and other financial institutions that offer stability of principal. Investments in this category can be redeemed daily at the current net asset value per share based on the fair value of the underlying assets.
EBP, Investment at Fair Value	$ 62,691,841	$ 49,982,331
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	39,636,497	31,446,030
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	39,636,497	31,446,030
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	31,866,445	24,376,816
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	31,866,445	24,376,816
Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	7,770,052	7,069,214
Common Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Common Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	0	0
Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	7,770,052	7,069,214
Pooled Separate Account | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	22,184,125	17,676,902
Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0	0
Collective Investment Trust | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	871,219	859,399
Fixed Income Investments
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	959,362	917,268
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0	0
Large U.S, Equity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	13,798,550	9,695,320
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0	0
Small/Mid-Size U.S. Equity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	7,182,700	6,684,748
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0	0
Pooled Separate Account, Real Estate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment at Fair Value	243,513	379,566
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0	$ 0